Restructuring Charges - Changes in Restructuring Reserve Liabilities (Detail) T in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) T	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Severance costs and personnel costs		$ 30,000
Restructuring Reserve [Roll Forward]
Beginning balance of reserve	$ 24,181	0	$ 5,098
Severance and benefit costs		25,768	196
Purchase obligations	6,000	1,531	0
Ending balance of reserve	2,000	24,181	0
Severance and benefit costs
Restructuring Reserve [Roll Forward]
Restructuring payments	(21,000)	(3,118)	(3,678)
Purchase obligation reserve adjustments	0	0	(461)
Purchase obligations
Restructuring Reserve [Roll Forward]
Restructuring payments	$ (7,000)	0	(561)
Purchase obligation reserve adjustments		$ 0	$ (594)
Coated groundwood paper [Member]
Restructuring Cost and Reserve [Line Items]
Capacity of plant | T		350
Specialty paper [Member]
Restructuring Cost and Reserve [Line Items]
Capacity of plant | T		55
Minimum
Restructuring Cost and Reserve [Line Items]
Pre-tax cash severance and other shutdown charges		$ 40,000
Shutdown costs		10,000
Maximum
Restructuring Cost and Reserve [Line Items]
Pre-tax cash severance and other shutdown charges		45,000
Shutdown costs		$ 15,000